Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2020
Trading Symbol	RBB
Entity Registrant Name	RBB BANCORP
Entity Central Index Key	0001499422
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38149
Entity Tax Identification Number	27-2776416
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1055 Wilshire Blvd.
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	627-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, No Par Value
Security Exchange Name	NASDAQ